Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets Disclosure

3. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31, 2012	December 31, 2013

Prepaid expenses	309,503	218,420
Advances to suppliers	158,825	113,293
Staff advances and other receivables	55,053	54,254
	523,381	385,967